Due to Affiliates (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Directors [Member]
Due to Affiliates [Line Items]
Amount outstanding to affiliates	$ 150,000		$ 100,000
Short-term advances from affiliates	15,000
CEO [Member]
Due to Affiliates [Line Items]
Salary and employment benefits payable	353,795		$ 282,777
Consultancy Charges [Member] | Directors [Member]
Due to Affiliates [Line Items]
Selling, general and administrative expenses	50,000	$ 50,000
Compensation Expense [Member] | CEO [Member]
Due to Affiliates [Line Items]
Selling, general and administrative expenses	$ 130,000	$ 130,000